Annual Total Returns- JPMorgan Mid Cap Value Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Mid Cap Value Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.91%	19.86%	31.34%	14.60%	(2.82%)	14.06%	13.13%	(12.09%)	26.00%	(0.07%)